Other Income and Other Expenses	12 Months Ended
Dec. 31, 2021
Other Income and Other Expenses
Note 27. Other Income and Other Expenses

Note 26.  Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2021	2020
Income
Income from investment in CFSG Partners	$951,605	$684,891

Expenses
Outsourcing expense	$506,563	$473,426
Service contracts - administration	520,310	506,144
Marketing	470,000	425,000
State deposit tax	884,492	704,047
ATM fees	562,779	486,590